Earnings and dividends per share	12 Months Ended
Jun. 30, 2025
Earnings and dividends per share
Earnings and dividends per share
7	Earnings and dividends per share

	2025	2024	2023
for the year ended 30 June	Rand	Rand	Rand
Attributable to owners of Sasol Limited
Basic earnings per share	10,60	(69,94)	14,00
Headline earnings per share	35,13	18,19	53,75
Diluted earnings per share	10,54	(69,94)	13,02
Diluted headline earnings per share	34,92	16,73	50,76
Dividends per share	—	2,00	17,00
interim	—	2,00	7,00
final*	—	—	10,00
*	2023 dividend declared subsequent to 30 June and has been presented for information purposes only. No final dividends declared in 2024 and 2025.

Basic earnings per share (EPS) and headline earnings per share (HEPS)

EPS is derived by dividing earnings attributable to owners of Sasol Limited by the weighted average number of shares outstanding during the period. HEPS is derived by dividing the headline earnings attributable to the owners of Sasol Limited by the weighted average number of Sasol ordinary shares and Sasol BEE ordinary shares outstanding during the period.

Diluted earnings per share (DEPS) and diluted headline earnings per share (DHEPS)

DEPS and DHEPS are calculated by dividing the diluted earnings and diluted headline earnings attributable to owners of Sasol Limited by the diluted weighted average number of Sasol ordinary shares and Sasol BEE ordinary shares in issue during the year. DEPS and DHEPS are calculated considering the potentially dilutive ordinary shares that could be issued as a result of share options granted to employees under the Sasol Long-term incentive (LTI) and Sasol Khanyisa Tier 2 plans (refer to note 32) and as a result of the potential conversion of the US$750 million Convertible Bond (refer to note 13).

The Sasol Khanyisa Tier 2 potential shares are anti-dilutive for DEPS and DHEPS purposes in all years presented.

	2025	2024	2023
for the year ended 30 June	Rm	Rm	Rm
Earnings/(loss) and headline earnings
Earnings/(loss) attributable to owners of Sasol Limited	6 767	(44 271)	8 799
Total remeasurement items for the Group, net of tax*	15 652	55 784	24 978
Headline earnings attributable to owners of Sasol Limited	22 419	11 513	33 777
*

The net profit on disposal of business includes a gain on remeasurement of contingent consideration from Uzbekistan GTL LLC disposal of R1 428 million (refer note 8). This has been excluded from the remeasurement items for headline earnings.

	Number of shares
	2025	2024	2023
for the year ended 30 June	million	million	million
Basic weighted average number of shares
Issued shares	649,4	648,5	640,7
Effect of treasury shares held	(10,3)	(13,1)	(10,4)
Effect of long-term incentives exercised	(0,9)	(2,4)	(1,9)
Basic weighted average number of shares for EPS and HEPS	638,2	633,0	628,4

7	Earnings and dividends per share continued

	2025	2024	2023
for the year ended 30 June	Rm	Rm	Rm
Diluted earnings
Earnings/(loss) attributable to owners of Sasol Limited	6 767	(44 271)	8 799
Impact of convertible bonds*	—	(136)	(179)
Diluted earnings attributable to owners of Sasol Limited	6 767	(44 407)	8 620
*	For 2025 the convertible bonds are anti-dilutive and therefore not assumed to be exercised in diluted earnings.

	2025	2024	2023
for the year ended 30 June	Rm	Rm	Rm
Diluted headline earnings
Headline earnings attributable to owners of Sasol Limited	22 419	11 513	33 777
Impact of convertible bonds*	—	(136)	(179)
Diluted headline earnings attributable to owners of Sasol Limited	22 419	11 377	33 598

*For 2025 the convertible bonds are anti-dilutive and therefore not assumed to be exercised in diluted earnings.

	Number of shares
	2025	2024	2023
for the year ended 30 June	million	million	million
Diluted weighted average number of shares
Weighted average number of shares	638,2	633,0	628,4
Potential dilutive effect of convertible bonds*	—	39,9	24,2
Potential dilutive effect of long-term incentive scheme	3,8	7,0	9,3
Diluted weighted average number of shares for DEPS and DHEPS	642,0	679,9	661,9
*	For 2025 the convertible bonds are anti-dilutive and therefore contingently issuable ordinary shares are not included.